Trade and Other Receivables (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Trade and Other Receivables [Abstract]
Number of customer	2	1	1
Percentage of trade accounts receivable	73.00%	85.00%	94.00%
Bad debt expense (in Dollars)		$ 332,715